FLOW THROUGH PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2022
Flow Through Premium Liability [Abstract]
FLOW THROUGH PREMIUM LIABILITY [Text Block]

7. FLOW THROUGH PREMIUM LIABILITY

In connection with the flow-through share offering the Company completed on July 29, 2021, the Company recorded a flow-through premium liability of $1,655,400 during the year ended December 31, 2021. The flow-through premium is recognized in the statement of loss based on the amount of qualifying flow-through expenditures incurred by the Company.

As at December 31, 2022, the Company had incurred $8,010,000 of qualifying flow through expenditures as required by the July 29, 2021 offering and recognized a flow-through premium recovery of $759,525 for the year ended December 31, 2022 (Year ended December 31, 2021 - $897,283).